UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

5525 NW Fisher Creek Drive
Camas, Washington 98607

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.
Purisima Total Return Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Number of Shares	Value
MUTUAL FUNDS: 102.01%
218,866,203	SEI Daily Income Trust Government Fund - Class A	$218,866,203

TOTAL MUTUAL FUNDS
(Cost $218,866,203)	218,866,203

TOTAL INVESTMENTS: 102.01%
(Cost $218,866,203)	218,866,203

Liabilities in Excess of Other Assets: (2.01)%	(4,313,605)

TOTAL NET ASSETS: 100.00%	$214,552,598

At May 31, 2016 the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$218,866,203
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Purisima All-Purpose Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Number of Shares	Value
MUTUAL FUNDS: 96.96%
46,308	SEI Daily Income Trust Government Fund - Class A	$46,308

TOTAL MUTUAL FUNDS
(Cost $46,308)	46,308

TOTAL INVESTMENTS: 99.96%
(Cost $46,308)	46,308

Other Assets in Excess of Liabilities: 0.04%	19

TOTAL NET ASSETS: 100.00%	$46,327

At May 31, 2016 the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$46,308
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Security Valuation - Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. If on a particular day an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund’s net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital
Market will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Securities traded on an exchange for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the
Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of inputs used to value the Funds' securities as of May 31, 2016:

Purisima Total Return Fund

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 218,866,203	$ -	$ -	$ 218,866,203
Total Investments in Securities	$ 218,866,203	$ -	$ -	$ 218,866,203

Purisima All-Purpose Fund

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 46,308	$ -	$ -	$ 46,308
Total Investments in Securities	$ 46,308	$ -	$ -	$ 46,308

There were no transfers between Levels 1 and 2 during the period as compared to their classification in the previous annual report. The Fund did not hold any Level 3 securities during the quarter ended May 31, 2016.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By        /s/ Kenneth L. Fisher
  Kenneth L. Fisher, President

Date    6/14/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/ Kenneth L. Fisher
              Kenneth L. Fisher, President

Date     6/14/2016

By        /s/ Katherine Taylor
 Katherine Taylor, Treasurer

Date    6/10/2016